UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1737

                      GREAT-WEST VARIABLE ANNUITY ACCOUNT A
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                BEVERLY A. BYRNE
                           Vice-President and Counsel
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS


                      Great-West Variable Annuity Account A

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED
--------------------------------------------------------------------------------

ASSETS:
      Investments in securities, market value  (1)                                                $           5,592,015
      Cash                                                                                                      115,169
      Dividends and interest receivable                                                                          12,941
      Due from affiliate                                                                                        341,084
                                                                                                    --------------------

             Total assets                                                                                     6,061,209
                                                                                                    --------------------

NET ASSETS                                                                                        $           6,061,209
                                                                                                    ====================

NET ASSETS REPRESENTED BY:
      Accumulation units - 413,964 units at $13.54                                                $           5,604,003
      Reserves for annuities in course of payment                                                               457,206
                                                                                                    --------------------

NET ASSETS                                                                                        $           6,061,209
                                                                                                    ====================

(1)  Cost of investments in securities:                                                           $           5,178,349

See notes to financial statements.


GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
--------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                        $               159
     Dividends                                                                                                    62,237
                                                                                                       ------------------

     Total income                                                                                                 62,396
                                                                                                       ------------------

EXPENSES:
     Administration                                                                                                7,510
     Mortality risks                                                                                              10,154
     Investment management and advisory services                                                                  12,239
     Expense risks                                                                                                 1,808
                                                                                                       ------------------

     Total expenses                                                                                               31,711
                                                                                                       ------------------

NET INVESTMENT INCOME                                                                                             30,685
                                                                                                       ------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                                                                             66,262
     Change in net unrealized appreciation on investments                                                        370,106
                                                                                                       ------------------

     Net realized and unrealized gain on investments                                                             436,368
                                                                                                       ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $           467,053
                                                                                                       ==================


See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                          2003                 2002
                                                                                    -----------------    -----------------
                                                                                        UNAUDITED
OPERATIONS:
      Net investment income                                                       $           30,685   $           54,996
      Net realized gain (loss) on investments                                                 66,262              (16,445)
      Change in net unrealized appreciation (depreciation) on investments                    370,106             (733,133)
                                                                                    -----------------    -----------------


      Net increase (decrease) in net assets resulting from operations                        467,053             (694,582)
                                                                                    -----------------    -----------------


SHARE TRANSACTIONS:
      Surrenders                                                                            (104,006)            (209,228)
      Annuity payments                                                                       (45,451)            (112,351)
      Death payments                                                                                              (34,187)
      Adjustments to net assets allocated to reserves for annuities
          in course of payment                                                                35,575               65,777
                                                                                    -----------------    -----------------


      Net decrease in net assets resulting from share transactions                          (113,882)            (289,989)
                                                                                    -----------------    -----------------


      Total increase (decrease) in net assets                                                353,171             (984,571)

NET ASSETS:
      Beginning of period                                                                  5,708,038            6,692,609
                                                                                    -----------------    -----------------


      End of period                                                               $        6,061,209   $        5,708,038
                                                                                    =================    =================


OTHER INFORMATION:

SHARES:
      Redeemed during the year:
      Surrender                                                                               (8,348)             (15,840)
      Death                                                                                                        (2,436)
                                                                                    -----------------    -----------------


      Net decrease                                                                            (8,348)             (18,276)
                                                                                    =================    =================


See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A
-------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for an accumulation unit for the periods indicated were as follows:

                                     Six Months Ended                   Year Ended December 31,
                                                      -----------------------------------------------------------------
                                      June 30, 2003       2002           2001         2000         1999        1998
                                     ---------------- ------------   -----------  -----------  -----------  -----------
                                        UNAUDITED

Unit Value, Beginning of Period      $   12.4335       $   13.9968  $   14.3150  $   12.4020  $   11.9530 $   10.6610


Income from Investment Operations


Net investment income                     0.0885            0.1544       0.1532       0.1605       0.1170      0.0840
Net realized and unrealized               1.0154           (1.7177)     (0.4714)      1.7525       0.3320      1.2080
  gain (loss)
                                      ---------------   ------------  ----------  -----------  -----------  -----------


Total Income (Loss) From
Investment Operations w                   1.1039           (1.5633)     (0.3182)      1.9130      0.4490       1.2920
                                      ---------------   ------------  ----------  -----------  -----------  -----------



Unit Value, End of Period            $   13.5374       $   12.4335  $   13.9968  $   14.3150  $  12.4020  $   11.9530
                                      ===============   ============  ==========  ===========  ===========  ===========



Total Return                               8.88% ^         (11.17%)      (2.22%)      15.42%       3.76%       12.12%

Net Assets, End of Period            $ 5,604,003       $ 5,250,832  $ 6,166,806  $ 6,744,185 $ 7,595,677  $ 8,576,279

Ratio of Expense to
Average Net Assets                         1.21% *           1.21%        1.27%        1.20%       1.22%        1.03%

Ratio of Net Investment
Income to
Average Net Assets                         1.19% *          0.94%         0.86%        1.40%       0.82%        0.77%

Portfolio Turnover Rate                    1.52% ^         37.55%        14.13%       15.42%      76.26%       51.93%



o Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.

* Annualized

^ Based on operations for the period shown and, accordingly, are not representative of a full year.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------
UNAUDITED

1.      ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

        Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

        Effective April 6, 1984, Great-West Life ceased issuing variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of Variable Annuity Account A.

        Security Valuation

        Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Variable Annuity Account A Committee.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific identification.

        Dividend income is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

        Federal Income Taxes

        The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax rules, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

        Reserves For Annuities In Course of Payment

        Net assets allocated to reserves for annuities in course of payment are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by GWL&A and may result in additional amounts being transferred into the variable annuity account by GWL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to GWL&A. At June 30, 2003, Variable Annuity Account A recorded a receivable from GWL&A of $346,964 to cover greater longevity of annuitants than expected.

2.      INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        GWL&A provides administrative services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. Effective November 1, 1996, a wholly-owned subsidiary of GWL&A, GW Capital Management, LLC, serves as investment adviser. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services.

        Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

        As of June 30, 2003, there were 46 Funds for which the Committee served as Directors, Trustees, or Members, one of which is Variable Annuity Account A. The total compensation paid by Variable Annuity Account A and its affiliated investment companies to the Independent Committee Members was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of Variable Annuity Account A are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Committee Member of Variable Annuity Account A receives any compensation directly from Variable Annuity Account A.

3.      PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $98,000 and $164,394, respectively. For the six months ended June 30, 2003, there were no purchases or sales of U.S. Government securities.

4.      ACCUMULATION UNIT VALUES

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      January 3, 1969            $         1.00000000           December 31, 1973        $          .98798465
      March 28, 1969             $         1.07468400           March 29, 1974           $          .92504974
      June 27, 1969              $         1.07583259           June 28, 1974            $          .84636772
      September 30, 1969         $         1.04319336           September 30, 1974       $          .69582357
      December 31, 1969          $         1.05956294           December 31, 1974        $          .76438983
      March 31, 1970             $         1.05322327           March 31, 1975           $          .85484991
      June 30, 1970              $          .86337212           June 30, 1975            $          .94523691
      September 30, 1970         $          .98057690           September 30, 1975       $          .86720026
      December 31, 1970          $         1.08416020           December 31, 1975        $          .89703274
      March 31, 1971             $         1.28783953           March 31, 1976           $         1.02654318
      June 30, 1971              $         1.31417688           June 30, 1976            $         1.04254066
      September 30, 1971         $         1.34600160           September 30, 1976       $         1.02175714
      December 31, 1971          $         1.40624309           December 31, 1976        $         1.06312535
      March 31, 1972             $         1.50937876           March 31, 1977           $          .96668709
      June 30, 1972              $         1.46441659           June 30, 1977            $          .97779837
      September 29, 1972         $         1.41141921           September 30, 1977       $          .91543186
      December 31, 1972          $         1.43641768           December 31, 1977        $          .91330430
      March 30, 1973             $         1.14518173           March 31, 1978           $          .88025820
      June 29, 1973              $          .94975920           June 30, 1978            $          .94981303
      September 28, 1973         $         1.12752636           September 30, 1978       $         1.02175412

                                                                                                  (Continued)




4.      ACCUMULATION UNIT VALUES (Continued)

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      December 31, 1978          $          .94566769           December 31, 1991        $         5.17489662
      March 31, 1979             $         1.03700469           March 31, 1992           $         5.00089395
      June 30, 1979              $         1.03384794           June 30, 1992            $         4.90045709
      September 30, 1979         $         1.07966980           September 30, 1992       $         4.94334533
      December 31, 1979          $         1.09861144           December 31, 1992        $         5.39680799
      March 31, 1980             $         1.02778990           March 31, 1993           $         5.70268053
      June 30, 1980              $         1.15888482           June 30, 1993            $         5.91443136
      September 30, 1980         $         1.24125856           September 30, 1993       $         6.20352631
      December 31, 1980          $         1.34937658           December 31, 1993        $         6.24551098
      March 31, 1981             $         1.34420316           March 31, 1994           $         6.07099873
      June 30, 1981              $         1.31151501           June 30, 1994            $         5.98373289
      September 30, 1981         $         1.21957549           September 30, 1994       $         6.21184797
      December 31, 1981          $         1.34034823           December 31, 1994        $         6.07070336
      March 31, 1982             $         1.22060069           March 31, 1995           $         6.43386353
      June 30, 1982              $         1.21747890           June 30, 1995            $         6.93539739
      September 30, 1982         $         1.32107048           September 30, 1995       $         7.34349110
      December 31, 1982          $         1.54829628           December 31, 1995        $         7.50058268
      March 31, 1983             $         1.72492408           March 31, 1996           $         7.97167430
      June 30, 1983              $         1.88999803           June 30, 1996            $         8.16277408
      September 30, 1983         $         1.85391985           September 30, 1996       $         8.36088935
      December 31, 1983          $         1.86959830           December 31, 1996        $         8.76699327
      March 31, 1984             $         1.77987261           March 31, 1997           $         9.10319430
      June 30, 1984              $         1.74123169           June 30, 1997            $         9.87479147
      September 30, 1984         $         1.89436321           September 30, 1997       $        10.11055595
      December 31, 1984          $         1.94021457           December 31, 1997        $        10.66148379
      March 31, 1985             $         2.11639231           March 31, 1998           $        10.99141808
      June 30, 1985              $         2.31593116           June 30, 1998            $        11.46520474
      September 30, 1985         $         2.17502453           September 30, 1998       $         9.63105524
      December 31, 1985          $         2.50415588           December 31, 1998        $        11.95317612
      March 31, 1986             $         2.92575544           March 31, 1999           $        12.29221948
      June 30, 1986              $         3.12894373           June 30, 1999            $        13.52815376
      September 30, 1986         $         2.79849885           September 30, 1999       $        12.49689723
      December 31, 1986          $         2.92996949           December 31, 1999        $        12.40218931
      March 31, 1987             $         3.45357315           March 31, 2000           $        12.53233074
      June 30, 1987              $         3.47692861           June 30, 2000            $        12.24858685
      September 30, 1987         $         3.58107036           September 30, 2000       $        13.38557109
      December 31, 1987          $         2.90927633           December 31, 2000        $        14.31497677
      March 31, 1988             $         3.03211290           March 31, 2001           $        13.73607754
      June 30, 1988              $         3.14170371           June 30, 2001            $        14.31362550
      December 31, 1988          $         3.24632490           September 30, 2001       $        12.85597815
      March 31, 1989             $         3.40048089           December 31, 2001        $        13.99677835
      June 30, 1989              $         3.66057985           March 31, 2002           $        15.05815490
      September 30, 1989         $         4.03595925           June 30, 2002            $        14.19273347

      December 31, 1989          $         4.16667314           September 30, 2002       $        11.81737430
      March 31, 1990             $         4.10420565           December 31, 2002        $        12.43353369
      June 30, 1990              $         4.40575331           March 31, 2003           $        11.56298533
      September 30, 1990         $         3.95067300           June 30, 2003            $        13.53742761
      December 31, 1990          $         4.09586804
      March 31, 1991             $         4.67731834
      June 30, 1991              $         4.46997251
      September 30, 1991         $         4.70629835                                             (Concluded)



The Maxim Series Fund

Variable Annuity Account A

COMMON STOCK

AEROSPACE & DEFENSE --- 2.56%
      1,350 Lockheed Martin Corp                                          64,220
      3,200 Rockwell Collins                                              78,816
                                                                        $143,036

AUTO PARTS & EQUIPMENT --- 3.98%
      2,600 Johnson Controls Inc                                         222,560
                                                                        $222,560

BANKS --- 15.97%
      4,040 Bank One Corp                                                150,207
      2,900 Bank of America Corp                                         229,187
      5,500 Regions Financial Corp                                       185,790
      6,600 SouthTrust Corp                                              179,520
      3,700 Wachovia Corp                                                147,852
                                                                        $892,556

BUILDING MATERIALS --- 2.32%
      3,500 Vulcan Materials Co                                          129,745
                                                                        $129,745

CHEMICALS --- 2.27%
      2,500 PPG Industries Inc                                           126,850
                                                                        $126,850

COMPUTER HARDWARE & SYSTEMS --- 3.20%
      5,600 Dell Computer Corp*                                          178,976
                                                                        $178,976

ELECTRIC COMPANIES --- 5.47%
      4,300 Consolidated Edison Inc                                      186,104
      3,500 Constellation Energy Group                                   120,050
                                                                        $306,154

ELECTRONIC INSTRUMENT & EQUIP --- 1.36%
      3,200 Rockwell Automation Inc                                       76,288
                                                                         $76,288

ELECTRONICS - SEMICONDUCTOR --- 1.64%
      4,400 Intel Corp                                                    91,450
                                                                         $91,450

FOOD & BEVERAGES --- 1.87%
      1,500 Hershey Foods Corp                                           104,490
                                                                        $104,490

HOUSEHOLD GOODS --- 6.93%
      2,900 Kimberly-Clark Corp                                          151,206
      4,500 Leggett & Platt Inc                                           92,250
      5,900 Maytag Corp                                                  144,078
                                                                        $387,534

INSURANCE RELATED --- 11.24%
      4,100 Allstate Corp                                                146,165
      2,600 Hartford Financial Services Group Inc                        130,936
      3,800 Lincoln National Corp                                        135,394
      5,800 Torchmark Corp                                               216,050
                                                                        $628,545

LEISURE & ENTERTAINMENT --- 3.81%
     13,250 AOL Time Warner Inc*                                         213,193
                                                                        $213,193

OFFICE EQUIPMENT & SUPPLIES --- 1.89%
     10,000 Xerox Corp*                                                  105,900
                                                                        $105,900

OIL & GAS --- 7.99%
      2,424 Exxon Mobil Corp                                              87,046
      2,100 Schlumberger Ltd                                              99,897
      5,600 Sunoco Inc                                                   211,344
      2,200 Transocean Sedco Forex Inc*                                   48,334
                                                                        $446,621

PHARMACEUTICALS --- 2.92%
      2,500 Bristol-Myers Squibb Co                                       67,875
      1,580 Merck & Co Inc                                                95,669
                                                                        $163,544

PRINTING & PUBLISHING --- 2.88%
      2,100 Gannett Co Inc                                               161,301
                                                                        $161,301

RESTAURANTS --- 4.25%
      6,600 Brinker International Inc*                                   237,730
                                                                        $237,730

RETAIL --- 8.63%
      4,400 Albertson's Inc                                               84,480
      6,000 Costco Wholesale Corp*                                       219,600
      5,300 Sears Roebuck & Co                                           178,292
                                                                        $482,372

TELEPHONE & TELECOMMUNICATIONS --- 1.14%
      2,500 SBC Communications Inc                                        63,875
                                                                         $63,875

TEXTILES --- 2.46%
      3,900 Liz Claiborne Inc                                            137,475
                                                                        $137,475

UTILITIES --- 5.22%
      5,000 Duke Energy Corp                                              99,750
      2,644 El Paso Corp                                                  21,364
      4,600 NICOR Inc                                                    170,706
                                                                        $291,820

TOTAL COMMON STOCK --- 100%                                           $5,592,015
(Cost $5,178,349)

TOTAL VARIABLE ANNUITY ACCOUNT A --- 100%                             $5,592,015
(Cost $5,178,349)

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)      Not Required in Filing.
b) (1) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31.CERT.
    (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32.CERT.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.


GREAT-WEST VARIABLE ANNUITY ACCOUNT A


By: /s/  W.T. McCallum
    -------------------------
    W.T. McCallum
    Chairman of the Committee

Date: August 15, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/  W.T. McCallum
    -------------------------
    W.T. McCallum
    Chairman of the Committee

Date: August 15, 2003



By: /s/  G. McDonald
    -------------------------
    G. McDonald
    Treasurer

Date: August 15, 2003